Business Combination - Schedule of Provisional Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Net assets acquired:
Cash		$ 1,000
Accounts receivable	$ 257	11,999
Contract assets		4,615
Inventories		27,706
Prepaid expenses and other current assets	387	2,219
Property and equipment	241	5,867
Operating lease right-of-use assets	313	2,506
Other noncurrent assets	552	541
Intangibles		18,100
Deferred revenue		(7,361)
Accounts payable	(184)	(5,270)
Accrued expenses and other current liabilities		(13,955)
Operating lease liabilities	215	(2,963)
Other long-term liabilities		(8,980)
Fair value of net assets acquired		36,024
Consideration transferred	42,911	54,500
Goodwill recognized	$ 42,911	$ 18,476